Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2050 Portfolio

September 30, 2019

VF-2050-QTLY-1119
1.903287.110

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	105,342	$3,568,991
VIP Equity-Income Portfolio Initial Class (a)	165,961	3,739,098
VIP Growth & Income Portfolio Initial Class (a)	210,378	4,268,571
VIP Growth Portfolio Initial Class (a)	51,339	3,650,718
VIP Mid Cap Portfolio Initial Class (a)	33,687	1,039,582
VIP Value Portfolio Initial Class (a)	187,368	2,744,937
VIP Value Strategies Portfolio Initial Class (a)	109,434	1,343,845
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,096,374)		20,355,742

International Equity Funds - 37.6%
VIP Emerging Markets Portfolio Initial Class (a)	417,852	4,859,618
VIP Overseas Portfolio Initial Class (a)	451,252	9,733,503
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,123,036)		14,593,121

Bond Funds - 9.0%
Fidelity Inflation-Protected Bond Index Fund (a)	76,007	774,514
Fidelity Long-Term Treasury Bond Index Fund (a)	66,662	991,258
VIP High Income Portfolio Initial Class (a)	140,014	774,277
VIP Investment Grade Bond Portfolio Initial Class (a)	70,888	949,903
TOTAL BOND FUNDS
(Cost $3,244,204)		3,489,952

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $387,754)	387,754	387,754
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $35,851,368)		38,826,569
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,878)
NET ASSETS - 100%		$38,822,691

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$279,207	$531,882	$57,448	$1,226	$698	$20,175	$774,514
Fidelity Long-Term Treasury Bond Index Fund	1,203,830	726,670	1,231,148	30,443	173,433	118,473	991,258
VIP Contrafund Portfolio Initial Class	2,887,236	1,368,503	895,877	380,789	(1,016)	210,145	3,568,991
VIP Emerging Markets Portfolio Initial Class	2,963,555	1,830,479	455,362	--	13,213	507,733	4,859,618
VIP Equity-Income Portfolio Initial Class	3,028,406	1,304,576	959,437	229,759	(8,209)	373,762	3,739,098
VIP Government Money Market Portfolio Initial Class 1.8%	216,345	211,081	39,672	4,509	--	--	387,754
VIP Growth & Income Portfolio Initial Class	3,452,313	1,633,391	1,025,470	410,142	(26,662)	234,999	4,268,571
VIP Growth Portfolio Initial Class	2,950,203	1,222,174	939,380	216,012	20,640	397,081	3,650,718
VIP High Income Portfolio Initial Class	503,336	303,819	94,026	4,578	176	60,972	774,277
VIP Investment Grade Bond Portfolio Initial Class	122,044	874,568	55,897	678	639	8,549	949,903
VIP Mid Cap Portfolio Initial Class	837,767	411,412	232,927	103,457	(6,456)	29,786	1,039,582
VIP Overseas Portfolio Initial Class	5,771,597	3,968,560	844,571	239,963	11,616	826,301	9,733,503
VIP Value Portfolio Initial Class	2,222,322	926,519	697,487	162,085	(4,619)	298,202	2,744,937
VIP Value Strategies Portfolio Initial Class	1,084,047	481,956	353,875	119,759	(4,220)	135,937	1,343,845
Total	$27,522,208	$15,795,590	$7,882,577	$1,903,400	$169,233	$3,222,115	$38,826,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.